Deferred Revenue	12 Months Ended
Dec. 31, 2013
Deferred Revenue [Abstract]
Deferred Revenue
15.	DEFERRED REVENUE

	December 31,
	2012	2013

Deferred revenue - current:
Deferred revenue from customers (i)	$14,915	$31,503
Deferred revenue for system development services (ii)	1,102	2,266
Deferred subsidy income (iii)	4,093	11,503
Deferred license fee (iv)	210	210
Deferred reimbursement of ADS depositary service (v)	729	1,150

Total deferred revenue - current	$21,049	$46,632

Deferred revenue - noncurrent
Deferred license fee (iv)	$1,654	$1,444
Deferred revenue for system development services (ii)	408	168
Deferred subsidy income (iii)	3,059	495
Deferred reimbursement of ADS depositary service (v)	1,641	1,437

Total deferred revenue - noncurrent	$6,762	$3,544

(i)	Deferred revenue from customers mainly represents payments received from (1) advertising customers before the services were provided by the Group; and (2) game players before the in-game currency were consumed.

(ii)	Deferred revenue for system development services represents payments received from third party customers in relation to the service to be provided by the Group which is subject to the customers' inspection and acceptance.

(iii)	The Group received subsidies from the local government for web-security related research and development projects. The amount was deferred since the projects are subject to final inspection upon the completion.

(iv)	Deferred license fee was related to the nonmonetary transaction as described in Note 9(ii).

(v)	Deferred reimbursement of ADS depositary service represents the cash received from the Bank of New York Mellon as reimbursement of its ADS depositary service, which will be recognized ratably over the ADS contract term.